PROPERTY, PLANT AND MINE DEVELOPMENT	6 Months Ended
Jun. 30, 2014
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

5.     PROPERTY, PLANT AND MINE DEVELOPMENT

	As at June 30, 2014			As at December 31, 2013
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,375,973	$121,256	$1,254,717	$1,361,867	$89,700	$1,272,167
Plant and equipment	2,557,739	780,592	1,777,147	2,286,887	662,394	1,624,493
Mine development costs	1,082,728	261,699	821,029	1,038,564	239,898	798,666
Construction in Progress:
Meliadine project	214,203	—	214,203	192,413	—	192,413
La India mine(i)	—	—	—	161,378	—	161,378

	$5,230,643	$1,163,547	$4,067,096	$5,041,109	$991,992	$4,049,117

  Note:

  (i)
  Upon achieving commercial production at the La India mine in February 2014, related costs accumulated in construction in progress were reclassified to mine development costs within property, plant and mine development.